GNMA Fund	07/01/2009 - 06/30/2010

ICA File Number: 811-04441
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price GNMA Fund

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04441

T. Rowe Price GNMA Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2009 to 06/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price GNMA Fund

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 26, 2010

================================== GNMA Fund ===================================

MARRIOT VACATION CLUB OWNER TRUST 5.737 PCT. DUE 2028

Ticker:       N/A            Security ID:  57164QAA2
Meeting Date: JUL 30, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issuer is requesting Noteholder consent N/A       Yes          Management
      to increase the maximum aggregate
      amount of Defaulted Timeshare Loans
      that the Seller may repurchase or
      substitute under Section 4.04(b) of the
      Indenture from 10 Pct. of the Aggregate
      Initial Loan Balance to 15 Pct.

--------------------------------------------------------------------------------

MARRIOTT VACATION CLUB OWNER TRUST 2006-2 DUE OCTOBER 20, 2028

Ticker:       N/A            Security ID:  57164UAA3
Meeting Date: JUN 8, 2010    Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Marriott Vacation Club Owner Trust      N/A       Yes          Management
      2006-2 due October 20, 2028

================================ END NPX REPORT ================================